Expenses by nature - Summary of personnel costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Salaries and wages	€ 112,093	€ 120,942	€ 134,888
Social contributions and pension plans	28,630	30,908	26,930
Employee share-based compensation	551	2,749	7,431
Severance indemnities	3,914	4,333	2,613
Other benefits	7,282	9,164	12,392
Total personnel costs	€ 152,470	€ 168,096	€ 184,254